Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 90.5%
Aerospace & Defense - 1.6%
Huntington Ingalls Industries, Inc.	110,200	$ 24,303,508

Air Freight & Logistics - 1.5%
FedEx Corp.	114,500	22,196,970

Banks - 3.5%
First Citizens BancShares, Inc., Class A	34,156	26,562,438
First Republic Bank	177,900	25,062,552

		51,624,990

Beverages - 1.7%
Molson Coors Beverage Co., Class B	476,284	25,043,013

Building Products - 0.8%
Builders FirstSource, Inc. (A)	139,200	11,094,240

Chemicals - 2.6%
Mosaic Co.	313,600	15,535,744
Olin Corp.	344,400	22,244,796

		37,780,540

Consumer Finance - 1.5%
Ally Financial, Inc.	670,439	21,782,563

Containers & Packaging - 2.4%
Graphic Packaging Holding Co.	907,900	21,871,311
Sealed Air Corp.	250,900	13,739,284

		35,610,595

Distributors - 1.7%
LKQ Corp.	419,100	24,710,136

Diversified Telecommunication Services - 1.8%
Liberty Global PLC, Class A (A)	1,248,026	27,069,684

Electric Utilities - 4.7%
Evergy, Inc.	469,100	29,389,115
Exelon Corp.	368,400	15,542,796
OGE Energy Corp.	637,500	25,066,500

		69,998,411

Electronic Equipment, Instruments & Components - 1.8%
Flex Ltd. (A)	574,000	13,402,900
Vontier Corp.	576,438	13,275,367

		26,678,267

Entertainment - 1.9%
Warner Bros Discovery, Inc. (A)	1,856,300	27,510,366

Equity Real Estate Investment Trusts - 2.3%
Gaming & Leisure Properties, Inc.	337,975	18,101,941
JBG SMITH Properties	753,000	15,165,420

		33,267,361

Food Products - 2.5%
Kraft Heinz Co.	208,000	8,430,240
Post Holdings, Inc. (A)	297,100	28,209,645

		36,639,885

Gas Utilities - 1.1%
UGI Corp.	420,500	16,748,515

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.4%
Koninklijke Philips NV	1,200,900	$ 20,559,408

Health Care Providers & Services - 4.7%
AmerisourceBergen Corp.	150,956	25,505,526
Centene Corp. (A)	268,700	20,485,688
Laboratory Corp. of America Holdings	92,238	23,255,044

		69,246,258

Independent Power & Renewable Electricity Producers - 1.8%
Vistra Corp.	1,127,100	25,990,926

Insurance - 9.6%
Allstate Corp.	189,249	24,312,819
Arch Capital Group Ltd. (A)	368,185	23,692,705
Fidelity National Financial, Inc.	506,422	22,297,761
Loews Corp.	165,917	10,200,577
Markel Corp. (A)	18,188	25,626,528
Old Republic International Corp.	549,000	14,488,110
Willis Towers Watson PLC	80,100	20,360,619

		140,979,119

Interactive Media & Services - 1.8%
IAC, Inc. (A)	474,934	26,833,771

IT Services - 3.8%
FleetCor Technologies, Inc. (A)	143,000	29,859,830
Global Payments, Inc.	227,500	25,643,800

		55,503,630

Life Sciences Tools & Services - 2.0%
Bio-Rad Laboratories, Inc., Class A (A)	62,600	29,262,996

Machinery - 0.7%
CNH Industrial NV	604,568	10,712,945

Media - 9.0%
Altice USA, Inc., Class A (A)	1,445,490	7,082,901
DISH Network Corp., Class A (A) (B)	1,305,643	18,788,203
Fox Corp., Class A	639,900	21,718,206
Liberty Broadband Corp., Class C (A)	391,870	35,182,089
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	697,140	28,094,742
News Corp., Class A	1,076,200	21,803,812

		132,669,953

Metals & Mining - 2.1%
Cleveland-Cliffs, Inc. (A) (B)	502,500	10,728,375
U.S. Steel Corp.	688,600	19,618,214

		30,346,589

Mortgage Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	408,536	9,588,340

Multi-Utilities - 3.5%
CenterPoint Energy, Inc.	727,602	21,915,372
NiSource, Inc.	1,054,900	29,273,475

		51,188,847

Multiline Retail - 1.6%
Dollar Tree, Inc. (A)	160,500	24,103,890

Oil, Gas & Consumable Fuels - 7.1%
Chesapeake Energy Corp. (B)	209,500	18,167,840
Diamondback Energy, Inc.	86,700	12,668,604
EQT Corp.	337,900	11,039,193
HF Sinclair Corp.	242,200	13,781,180

Transamerica Funds	Page 1

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.	1,251,400	$ 22,900,620
Williams Cos., Inc.	834,700	26,910,728

		105,468,165

Paper & Forest Products - 1.1%
Louisiana-Pacific Corp.	234,200	15,946,678

Pharmaceuticals - 2.7%
Organon & Co.	246,300	7,421,019
Perrigo Co. PLC	881,500	32,985,730

		40,406,749

Professional Services - 0.5%
Clarivate PLC (A) (B)	723,700	8,047,544

Specialty Retail - 1.6%
Advance Auto Parts, Inc.	74,300	11,314,404
Ross Stores, Inc.	109,900	12,989,081

		24,303,485

Technology Hardware, Storage & Peripherals - 1.5%
Western Digital Corp. (A)	500,200	21,983,790

Total Common Stocks (Cost $1,124,982,394)		1,335,202,127

Principal	Value
REPURCHASE AGREEMENT - 8.9%

Fixed Income Clearing Corp., 1.80% (C), dated 01/31/2023, to be repurchased at $130,690,046 on 02/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2024, and with a value of $133,297,199.

$ 130,683,512	$ 130,683,512

Total Repurchase Agreement (Cost $130,683,512)	130,683,512

Total Investments (Cost $1,255,665,906)	1,465,885,639
Net Other Assets (Liabilities) - 0.6%	8,878,749

Net Assets - 100.0%	$ 1,474,764,388

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,335,202,127	$—	$—	$1,335,202,127
Repurchase Agreement	—	130,683,512	—	130,683,512

Total Investments	$1,335,202,127	$130,683,512	$—	$1,465,885,639

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $35,108,071, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $35,974,210. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at January 31, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 2

Transamerica Mid Cap Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Mid Cap Value Opportunities (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3